Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 24,047	$ 17,360
Total cash and cash equivalents	$ 24,047	$ 17,360	$ 26,750	$ 99,495